Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (45,757,237)	$ 2,767,821	$ (32,110,924)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expenses	10,711,543	6,258,055	7,152,958
Provision for (reversal of) credit losses	3,803,437	(310,012)	2,740,639
Share-based compensation	3,903,970	707,000
Loss on disposal of property, plant and equipment	547,338	9,243	92,172
Amortization of debt issuance cost			7,098
Inventory write-down	6,482,019	2,233,452	3,644,243
Loss on short-term investment	509,496	3,656,520
Deferred income taxes	(80,599)	(2,845,588)	8,627,604
Impairment of property, plant and equipment		3,109,922
Impairment of intangible assets	20,738,130
Impairment of VAT recoverable	4,474,784
Noncash lease expenses	1,711,943	1,066,838	659,082
Loss (gain) on foreign currency transactions	2,161,264	(1,780,087)	288,346
Gain on disposal of subsidiaries	(5,941)
Changes in assets and liabilities:
Accounts receivable, net	2,882,106	333,888	(1,351,955)
Notes receivable		775,206	(724,627)
Inventories, net	(185,504)	(5,392,810)	9,725,152
Advances to suppliers	(178,639)	(818,666)	(3,601,544)
VAT recoverable	(1,247,508)	(3,799,426)	1,429,649
Prepayments and other current assets, net	10,410,167	(2,951,664)	3,287,612
Other assets	(850,791)	(51,928)
Accounts payable	(1,787,125)	559,817	(9,234,394)
Notes payable		(1,100,792)	1,028,971
Income taxes payable		705	(660)
Advances from customers	163,883	51,792	(204,926)
Accrued liabilities and other payables	(14,109,951)	(18,329,126)	(6,993,438)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	4,296,785	(15,849,840)	(15,538,942)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(3,803,943)	(6,153,759)	(10,833,436)
Purchases of intangible assets	(10,260,785)	(2,365,495)	(11,927,846)
Proceeds from disposal of property, plant and equipment			362,314
Cash paid for short-term investments	(28,552,566)	(472,357,646)	(79,915,000)
Collections from short-term investments	55,101,678	474,365,880	39,080,000
Payments for business combination, net of cash acquired	(5,863,499)
Cash from disposal of subsidiaries, net of cash disposed of	(11,492)		53,435
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	6,609,393	(6,511,020)	(63,180,533)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loans			765,967
Repayment of short-term loans		(771,629)	(4,871,795)
Proceeds from related party loans			9,631,014
Repayment to related parties		(5,671,902)	(27,657,811)
Proceeds from issuance of ordinary shares		254,727,705	114,191,595
NET CASH PROVIDED BY FINANCING ACTIVITIES		248,284,174	92,058,970
EFFECT OF FOREIGN EXCHANGE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	394,336	879,537	(4,993,911)
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	11,300,514	226,802,851	8,345,584
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	240,926,602	14,123,751	5,778,167
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	252,227,116	240,926,602	14,123,751
Interest		4,382	1,493,469
Liabilities assumed in connection with purchase of property, plant and equipment	4,616,480	3,318,477	5,731,084
Income taxes	7,666	928	293,028
Liabilities assumed in connection with purchase of intangible assets	5,440	366,407	7,951,897
Operating lease right-of-use asset obtained in exchange for operating lease liability	5,394,251	3,387,501	192,395
Remeasurement of the lease liabilities and right-of-use assets due to lease modification	1,485,436
Issuance of vested restricted share awards	232
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	251,294,952	239,872,316	13,669,439
Restricted cash, current	29,039	171,156	406,857
Restricted cash, non-current	903,125	883,130	47,455
Total cash, cash equivalents and restricted cash	$ 252,227,116	$ 240,926,602	$ 14,123,751